LION BATTERY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 12, 2019	Aug. 21, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about investment property [line items]
Current assets			$ 1,911	$ 6,355
Current liabilities			4,302	6,797
Comprehensive loss for the year			11,615	16,671	$ 19,147
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Additional amount of common stock issued for investment	$ 4
Additional number of common stock issued for investment	400,000
Additional common stock price per share	$ 0.01
Preferred stock received for investment, value	$ 550	$ 350	$ 700
Preferred stock received for investment	1,100,000	700,000
Preferred stock price per share	$ 0.50	$ 0.50
Proportion of ownership interest in joint venture			55.00%
Maximum investment in new venture	$ 4,000
Amount of investment allocated to general and administrative expenses	1,000
Payment of fees per month	3
Current assets			$ 34	54
Current liabilities			22	26
Comprehensive loss for the year			716	$ 1,076
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program	$ 3,000		$ 667